Real estate properties held for lease, net - Minimum Future Rental Income (Details)	Dec. 31, 2022 USD ($)
Real estate properties held for lease, net
2023	$ 18,534,367
2024	18,968,284
2025	17,469,596
2026	16,761,194
2027 and thereafter	104,164,174
Total	$ 175,897,614